Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	(1) The Deferred Compensation Obligations are unsecured obligations of the registrant to pay up to $100,000,000 of deferred compensation from time to time in the future in accordance with the terms of the East West Bancorp, Inc. Amended and Restated Deferred Compensation Plan (the "Plan"). (2) The amount of Deferred Compensation Obligations registered is based on an estimate of the amount of compensation participants may defer under the Plan and is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act of 1933, as amended.